Jan. 28, 2025
Amplify Weight Loss Drug & Treatment ETF
Amplify Weight Loss Drug & Treatment ETF

Amplify ETF Trust
(the “Trust”)

Amplify Weight Loss Drug & Treatment ETF

(the “Fund”)

June 10, 2025

Supplement To the Fund’s Prospectus and Summary Prospectus
Dated January 28, 2025

This Supplement updates certain information in the Fund’s Prospectus and Summary Prospectus and will take effect on or about June 20, 2025.

Notwithstanding anything to the contrary in the Fund’s Prospectus and Summary Prospectus, the subsection entitled “The Index” within the “Principal Investment Strategies” section is hereby deleted in their entirety and replaced with the following:

The Index. The Index is comprised of global companies expected to economically benefit from weight loss drug development. The Index includes pharmaceutical manufacturers, manufacturers of combination therapies and telehealth providers who provide access to Amylin agonists and analogs or GLP-1 agonists and analogs, including dual GLP-1 agonists and analogs.

The Index begins with a universe of common stocks issued by companies located in developed and emerging market countries around the world deemed by the Index Provider to have sufficient access, liquidity and foreign exchange markets to support a fund’s foreign investment trading. From this initial universe, to be eligible for inclusion in the Index, a company must have a market capitalization greater than or equal to $500 million and a three-month average daily trading volume of at least $1 million. The Index Provider will select twenty constituents to be included in the Index. The constituents must meet the requirements to be classified as a “Weight Loss Drug Manufacturer,” “Combination Therapies Drug Manufacturer” or a “Telehealth Provider” based on the following criteria:

•       “Weight Loss Drug Manufacturers” are those companies with GLP-1 agonist, amylin agonists and analogs or dual agonist drugs that have either launched or are currently undergoing clinical trials with the Food and Drug Administration (“FDA”). The Weight Loss Drug Manufacturers are then further classified into three subsegments depending on the stage of development: commercial, phase 3 and phase 2 and lower.

•       “Combination Therapies Drug Manufacturers” are those companies with drugs that are either being marketed or undergoing FDA clinical trials for combination use with Amylin agonists and analogs or GLP-1 agonist and analogs, including dual GLP-1 agonists and analogs.

•       “Telehealth Providers” are those companies who provide access to Amylin agonists and analogs or GLP-1 agonists and analogs, including dual GLP-1 agonists and analogs.

Each resulting constituent selected for inclusion in the Index is defined as a “Weight Loss Drug and Treatment Company. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Weight Loss Drug and Treatment Companies.

If more than twenty constituents are chosen, companies will be excluded in the following order until twenty constituents remain. Companies with the lowest full market capitalizations that are not in the commercial stage or the phase 3 stage segments of the Weight Loss Drug Manufactures segment are first excluded. Following, companies with the lowest full market capitalizations that are in the commercial stage or the phase 3 stage segments of the Weight Loss Drug Manufacturers segment are excluded.

Within a given segment each constituent is weighted according to its float-adjusted market cap. Each constituent is additionally capped as follows:

●	Weight Loss Drug Manufacturer companies in the commercial stage are capped at 15%,

●	Weight Loss Drug Manufacturer companies with a drug in the phase 3 stage are capped at 8%,

●	Weight Loss Drug Manufacturer companies with a drug in the phase 2 stage or lower stage are capped at 5%,

●	Combination Therapies Drug Manufacturer and Telehealth Providers are capped at 5%, and

●	the sum of all constituent weights greater than 5% must be less than or equal to 45% of the Index.

Capped weights are redistributed to the constituents within the given segment.

The Index is reconstituted and rebalanced quarterly, after the close of business on the third Friday of each March, June, September and December. For each reconstitution of the Index, constituents are determined based on data as of the last business day in each of February, May, August and November. Prices for determining weights for rebalances of the Index are determined on the Thursday prior to the second Friday of each March, June, September, and December. As of September 30, 2024, the Index was comprised of 30 securities. See “Additional Information About the Fund’s Strategies and Risks – The Index” below for additional information regarding the Index.

Additionally, the third paragraph of the “Additional Information About the Fund’s Strategies and Risks—Principal Investment Strategies” section is hereby deleted in its entirety and replaced with the following:

The Index. The Index is comprised of global companies expected to economically benefit from weight loss drug development. The Index includes pharmaceutical manufacturers, manufacturers of combination therapies and telehealth providers focused on combination therapies. The initial universe of global companies begins with constituents of the VettaFi Full World Index from countries deemed by the Index Provider to have sufficient access, liquidity and foreign exchange markets to support a fund’s foreign investment trading. The VettaFi Full World Index is designed to provide an accurate coverage of developed and emerging markets, which include the following countries as of the date of this prospectus: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Colombia, Czech Republic, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Ireland, Israel, Italy, Japan, Kuwait, Malaysia, Mexico, Netherlands, New Zealand, Norway, Peru, Philippines, Poland, Portugal, Qatar, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, United Arab Emirates. United Kingdom and United States. China constituents are restricted to Hong Kong listing and depository receipts. Indian constituents are restricted to depository receipts.

There are no other changes to the Fund’s investment objective, principal investment strategies, or principal risks.

Please Retain This Supplement for Future Reference.